Transactions with related parties - Executive Services Agreement (Details) In Thousands, unless otherwise specified	0 Months Ended	6 Months Ended
	Mar. 20, 2014 EUR (€)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 Executive services agreement USD ($)
Related Party Transaction
Annual executive services fee	€ 538	$ 734
Executive services agreement duration	Initial term of five years and automatically renews for successive five year terms unless terminated earlier
General and administrative expenses		$ 1,021	$ 21	$ 458